FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

	Amount at
Description	Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Investments held in Trust Account	$236,098,332	$236,098,332	$—	$—
Liabilities
Derivative liability — Forward Purchase and Backstop Securities	$383,390	$—	$—	$383,390

Schedule of change in the fair value of the warrant liabilities

Fair value as of December 31, 2021	$—
Initial measurement as of March 23, 2022	448,380
Change in fair value	591,310
Fair value as of March 31, 2022	1,039,690
Change in fair value	(656,300)
Fair value as of June 30,2022	$383,390

Schedule of quantitative information regarding Level 3 fair value measurements inputs

As of March 23, 2022 (Initial
Measurement)
Fair value of Forward Purchase and Backstop Securities	$10.34
Present value of Forward Purchase and Backstop Securities	$10.00
Time to Business Combination (years)	0.52
Risk-free rate	0.95%
Discount factor	99.50%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	32.50%
Fair value of Forward Purchase and Backstop Securities	$448,380

The following table provides the significant inputs to the valuation for the Forward Purchase and Backstop Securities liability as of June 30, 2022:

At June 30, 2022
Fair value of unit	$10.08
Unit forward price	$10.00
Time to Business Combination (years)	0.25
Risk-free rate	1.72%
Discount factor	99.60%
Expected redemption rate	85.00%
Probability of completing an initial Business Combination	20.00%
Fair value of Forward Purchase and Backstop Securities	$383,390